UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended January 31, 2004	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	1.20%	4.70%	5.32%
Class T (incl. 3.50% sales charge) B	2.49%	4.96%	5.45%
Class B (incl. contingent deferred sales charge) C	0.45%	5.17%	5.71%
Class C (incl. contingent deferred sales charge) D	4.35%	5.45%	5.69%

A Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after August 1, 2002. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class T on January 31, 1994, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

The municipal bond market benefited greatly from the Federal Reserve Board's decision to maintain an accommodative stance toward interest rates during the one-year period that ended January 31, 2004. Intermediate-to-long maturity munis outperformed short-duration securities. Lower-rated securities also performed well, partly attributable to an improved credit outlook - most notably for the airline industry, which had suffered from credit and headline risk earlier in the year. Following a major Treasury sell-off in July - the second-worst month ever for the Treasury market - municipal-to-taxable-yield ratios moved more in line with historical averages. As a result, munis had an excellent 12-month period relative to taxable bonds. For the year, the Lehman Brothers® Municipal Bond Index advanced 6.19%. In comparison, the Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.85%. The outperformance of munis seems even more striking considering the tax-equivalent yield advantage they offer.

The fund's Class A, Class T, Class B and Class C shares returned 6.25%, 6.21%, 5.45% and 5.35%, respectively, during the 12-month period. For the same one-year period, the LipperSM New York Municipal Debt Funds Average gained 5.91% and the Lehman Brothers New York 4 Plus Municipal Bond Index returned 6.88%. The fund's outperformance stemmed partly from how its holdings were invested in various maturities. Security and sector selection also helped. Underweighting tobacco bonds relative to the index worked in the fund's favor as investors punished the sector following credit-rating downgrades. An underweighting in New York City bonds, which came under pressure in the first half of the period due to the City's fiscal challenges, also helped. That said, the lack of attractively priced and structured New York City bonds curtailed the manager's ability to position the fund to benefit from their second-half rally, which modestly detracted from performance. The fund's emphasis on essential services bonds - issued by providers of water and sewer services - made a positive contribution to performance. Their stable revenues helped them outperform tax-backed bonds during the period.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.1	23.2
Special Tax	17.8	18.0
Escrowed/Pre-Refunded	12.7	15.7
Water & Sewer	11.7	11.3
Transportation	9.6	10.1
Average Years to Maturity as of January 31, 2004
		6 months ago
Years	14.2	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	7.4	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
AAA 54.6%	AAA 54.1%
AA,A 41.9%	AA,A 39.8%
BBB 2.6%	BBB 2.9%
Not Rated 0.2%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,321
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	561
5% 7/1/10 (AMBAC Insured)	600	677
5% 7/1/11 (AMBAC Insured)	500	564
5.5% 7/1/21 (AMBAC Insured)	2,300	2,554
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,225
5.25% 11/1/17	1,400	1,542
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	596
7.8% 5/1/15 (MBIA Insured)	435	602
7.8% 5/1/16 (MBIA Insured)	435	607
7.8% 5/1/17 (MBIA Insured)	435	611
7.8% 5/1/18 (MBIA Insured)	434	612
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,541
5.75% 8/1/30	9,445	10,206
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,277
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,874
5% 9/1/16 (FGIC Insured)	1,680	1,833
5% 9/1/17 (FGIC Insured)	1,000	1,083
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,275
5.75% 5/1/19 (FSA Insured)	1,500	1,715
5.75% 5/1/20 (FSA Insured)	1,400	1,594
5.75% 5/1/22 (FSA Insured)	2,000	2,264
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	2,300	2,475
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,461
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,766
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	11,180	12,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B:
5% 7/1/20 (Escrowed to Maturity) (d)	$ 3,000	$ 3,157
5.125% 7/1/24 (Escrowed to Maturity) (d)	5,080	5,347
Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	2,100	2,388
Series 1998 B, 4.875% 7/1/18 (Escrowed to Maturity) (d)	3,000	3,141
Metro. Trans. Auth. Dedicated Tax Fund Series A, 5.25% 11/15/24 (FSA Insured)	30,000	31,846
Metro. Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	35,000	36,062
5.5% 11/15/15 (AMBAC Insured)	1,340	1,525
5.5% 11/15/16 (AMBAC Insured)	1,000	1,137
5.5% 11/15/17 (AMBAC Insured)	1,000	1,131
5.5% 11/15/18 (AMBAC Insured)	1,000	1,127
5.75% 11/15/32	10,000	11,053
Series A, 5.125% 11/15/31	2,150	2,217
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,443
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	4,655	5,226
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,580	1,776
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	9,500	7,825
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,060
Series A, 5.5% 1/1/20 (MBIA Insured)	8,000	8,900
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,356
5.5% 7/1/23 (MBIA Insured)	5,000	5,476
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,494
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.) Series R, 5.4% 7/1/10 (Escrowed to Maturity) (d)	3,000	3,406
Series B1, 5% 7/1/18 (Pre-Refunded to 1/1/12 @ 100) (d)	2,970	3,352
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,395
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	870
5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	1,030	1,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	$ 5,980	$ 4,689
Monroe County Gen. Oblig.:
6% 6/1/04	540	549
6% 6/1/05	770	814
6.5% 6/1/04	65	66
6.5% 6/1/05	115	122
6.5% 6/1/06	120	132
6.5% 6/1/07 (AMBAC Insured)	50	57
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,075
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,354
5.625% 5/15/24 (MBIA Insured)	2,645	2,867
Muni. Assistance Corp. for New York City:
Series 1996 G:
6% 7/1/06	4,000	4,411
6% 7/1/07	2,305	2,614
Series 1997 H, 6.25% 7/1/07	1,195	1,365
Series 1997 L, 6% 7/1/07	5,275	5,982
Series 1998 M, 5.5% 7/1/07	6,500	7,264
Series 1999 O, 5.25% 7/1/07	2,120	2,352
Series 2002 P, 5% 7/1/08	10,850	12,077
Nassau County Gen. Oblig.:
Series A, 6% 7/1/09 (FGIC Insured)	5,620	6,577
Series E, 5.3% 7/1/07 (MBIA Insured)	350	388
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,939
Series U:
5.25% 11/1/11 (AMBAC Insured)	1,500	1,661
5.25% 11/1/15 (AMBAC Insured)	2,150	2,368
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,318
5% 9/1/13 (FGIC Insured)	3,000	3,267
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	206
Series 2001 B, 5.875% 11/1/11	1,270	1,417
Series 2001 C, 5.625% 11/1/10	825	909
Series 2001 D, 5.625% 11/1/10	1,225	1,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Interim Fin. Auth.:
Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	$ 10,845	$ 12,627
5.75% 11/15/12 (MBIA Insured)	7,710	8,880
Series A:
5% 11/15/18 (AMBAC Insured)	2,375	2,549
5.75% 11/15/13	1,000	1,158
New York City Gen. Oblig.:
Series 1996 F:
5.75% 2/1/15	2,155	2,315
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (d)	345	379
Series 2000 A, 6.5% 5/15/11	3,000	3,520
Series 2003 C, 5.25% 8/1/10	5,000	5,532
Series 2003 E:
5.25% 8/1/10	2,000	2,213
5.25% 8/1/11	6,245	6,900
5.25% 8/1/14	3,390	3,684
Series 2003 F, 5.5% 12/15/10	1,000	1,127
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,505
6.25% 8/1/08	1,000	1,111
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,296
5.875% 8/15/13	3,870	4,235
6.2% 8/15/06	2,195	2,356
6.5% 8/15/11	1,000	1,183
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,921
6% 2/1/22	3,410	3,720
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	90	101
Series D:
5.25% 8/1/13	2,500	2,664
5.25% 8/1/21 (MBIA Insured)	5,000	5,338
5.375% 8/1/17	2,500	2,623
Series E:
6% 8/1/11	3,000	3,315
6% 8/1/26	2,850	3,081
6.5% 2/15/06	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series F, 6% 8/1/16	$ 7,750	$ 8,544
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,808
6% 10/15/26	4,250	4,628
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	765	884
Series H:
5.5% 8/1/12	9,000	9,824
5.75% 3/15/11 (FGIC Insured)	3,000	3,492
5.75% 3/15/13 (FSA Insured)	1,805	2,090
6% 8/1/17	1,000	1,107
Series I:
5.875% 3/15/12	10,000	10,891
6.125% 4/15/11	8,495	9,480
6.25% 4/15/07 (MBIA Insured)	8,005	9,021
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,597
5.875% 2/15/19	3,370	3,619
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	630	694
6.125% 8/1/12	1,000	1,120
Series L, 5.75% 8/1/12	3,700	4,051
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,917
5.5% 2/15/17 (FSA Insured)	3,000	3,342
5.5% 2/15/18 (FSA Insured)	2,500	2,776
5.5% 2/15/19 (FSA Insured)	1,250	1,383
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,211
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,343
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,345	2,455
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	511
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	$ 1,000	$ 1,084
5.875% 6/15/26	18,085	19,978
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	14,324
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,899
Series 2000, 5.5% 6/15/33	14,215	15,520
Series A:
5% 6/15/32	5,000	5,117
5.25% 6/15/33 (FGIC Insured)	1,280	1,340
5.375% 6/15/15 (FGIC Insured)	7,000	7,838
6% 6/15/28	15,000	17,443
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (d)	145	148
5.375% 6/15/07 (Pre-Refunded to 6/15/04 @ 101) (d)	60	62
5.75% 6/15/26 (MBIA Insured)	5,025	5,581
5.75% 6/15/29 (MBIA Insured)	5,965	6,605
5.5% 6/15/33 (MBIA Insured)	2,075	2,269
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,359
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,375
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,092
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,863
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	689
6% 7/1/09 (AMBAC Insured)	370	432
6% 7/1/10 (AMBAC Insured)	250	295
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	5,075
Series A, 5.75% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (d)	500	560
Series C, 7.5% 7/1/10	4,000	4,736
Series D, 7% 7/1/09 (Escrowed to Maturity) (d)	6,000	6,738
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,310
6% 7/1/21 (MBIA Insured)	2,500	3,038
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,129
5.25% 7/1/15	2,000	2,235
Series B, 5.375% 7/1/18	1,000	1,112
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,180
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,420
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,215
5.25% 7/1/11 (MBIA Insured)	3,000	3,348
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,776
(Mental Health Svcs. Facilities Impt. Proj.) Series A:
5.75% 8/15/11	2,990	3,343
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,835
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	17
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,241
5.85% 8/1/40	9,500	10,290
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,145	1,195
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,761
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	848
5.5% 7/1/19 (AMBAC Insured)	1,705	1,897
5.5% 7/1/20 (AMBAC Insured)	860	951
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,720
5.75% 7/1/27 (MBIA Insured)	5,000	5,909
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,754
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	$ 500	$ 538
5% 7/1/07 (FSA Insured)	1,290	1,416
5% 7/1/09 (FSA Insured)	1,700	1,899
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,172
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,440
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,951
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,676
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,937
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,722
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,688
Series B, 7.5% 5/15/11	2,365	2,853
5.5% 5/15/09	3,000	3,347
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,945
5.2% 2/15/13 (MBIA Insured)	6,585	7,184
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,201
6% 7/1/15	1,160	1,265
6% 7/1/16	1,230	1,333
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,140
5.375% 7/1/13 (AMBAC Insured)	800	907
5.375% 7/1/14 (AMBAC Insured)	1,130	1,280
5.375% 7/1/16 (AMBAC Insured)	670	742
5.375% 7/1/17 (AMBAC Insured)	370	405
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,421
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,975
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,261
6% 10/1/29 (MBIA Insured)	5,600	6,562
Series 2003 A, 5.375% 3/15/22	2,000	2,146
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,383
6%, tender 5/15/12 (b)	11,000	12,683
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
5.5% 7/1/16 (AMBAC Insured)	$ 725	$ 800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,271
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,114
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	555
Series C:
5.25% 7/15/16	2,340	2,600
5.25% 7/15/17	2,410	2,645
Series D, 5% 6/15/20	20,150	21,397
Series G, 5.25% 10/15/20	1,255	1,354
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,905
5.25% 11/15/16	3,770	4,203
Series I:
5.25% 9/15/15	2,085	2,330
5.25% 9/15/17	2,395	2,632
Series C:
5% 6/15/19	815	863
5% 6/15/19 (Escrowed to Maturity) (d)	3,185	3,405
5.25% 6/15/16	3,500	3,857
Series F:
4.875% 6/15/18	1,735	1,810
4.875% 6/15/18 (Escrowed to Maturity) (d)	1,265	1,326
4.875% 6/15/20	2,175	2,253
5% 6/15/15	1,295	1,397
5.25% 6/15/13	1,575	1,741
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	4,785	5,156
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	11,210
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	2,700	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.): - continued
Series 2002, 5.75% 6/15/11	$ 455	$ 537
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (d)	1,595	1,893
7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	33
Series D:
5% 6/15/11 (Escrowed to Maturity) (d)	3,645	3,997
5.125% 6/15/19 (Escrowed to Maturity) (d)	5,000	5,320
Series E:
6.25% 6/15/05	1,200	1,240
6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,274
Series A, 5.75% 6/15/09 (Escrowed to Maturity) (d)	3,530	4,122
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,249
Series D:
6.3% 5/15/05	365	387
6.3% 11/15/05	105	111
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 3/15/17 (MBIA Insured)	2,240	2,455
5.25% 3/15/18	2,290	2,498
5.25% 3/15/19	2,480	2,686
5.25% 9/15/20	2,685	2,889
5.25% 3/15/21	2,230	2,375
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,186
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,069
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,075
Series 69, 4.7% 4/1/24 (c)	1,235	1,239
5.5% 4/1/19 (AMBAC Insured) (c)	770	778
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,887
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	279
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,157
Series E, 5.25% 1/1/12	5,410	5,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	$ 5,175	$ 5,606
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,513
5.375% 4/1/17 (AMBAC Insured)	5,000	5,497
5.375% 4/1/18 (AMBAC Insured)	5,310	5,838
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,467
5.75% 4/1/15 (FGIC Insured)	4,000	4,616
New York State Thruway Auth. State Personal Income Tax Rev.:
(Trans. Proj.) Series A, 5% 3/15/11 (FSA Insured)	5,310	5,968
Series A:
5.5% 3/15/18	5,000	5,549
5.5% 3/15/19	5,460	6,036
5.5% 3/15/20	3,500	3,849
New York State Thruway Auth. Svc. Contract Rev.:
(Local Hwy. & Bridge Proj.) 5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (d)	735	845
5.5% 4/1/14	7,700	8,647
5.5% 4/1/15	6,200	6,916
5.5% 4/1/16	3,665	4,178
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (d)	8,335	9,669
5.625% 4/1/13 (Pre-Refunded to 4/1/09 @ 101) (d)	1,400	1,630
6% 4/1/11	1,605	1,816
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,541
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (Pre-Refunded to 1/1/11 @ 100) (d)	6,340	7,262
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,669
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,344
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,208
New York Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (d)	2,700	3,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	$ 9,385	$ 10,311
5.25% 2/1/19 (MBIA Insured)	8,075	8,776
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	8,047
Series 2004 C, 5.25% 2/1/14 (a)	6,000	6,774
Series A:
5.125% 8/15/21	8,140	8,553
5.25% 11/15/12 (FSA Insured)	1,500	1,673
5.5% 11/15/17 (FGIC Insured)	6,725	7,606
5.5% 11/15/20 (FGIC Insured)	9,000	10,050
5.75% 2/15/16	3,000	3,441
Series B:
5.125% 11/1/14	1,000	1,090
5.5% 2/1/08	2,435	2,733
5.5% 2/1/08 (Escrowed to Maturity) (d)	565	638
Series C, 5.5% 11/1/24	1,000	1,096
Series D, 5.25% 2/1/20 (MBIA Insured)	4,000	4,322
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,129
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,196
7.5% 3/1/10 (MBIA Insured)	1,155	1,451
7.5% 3/1/11 (MBIA Insured)	1,245	1,594
7.5% 3/1/16 (MBIA Insured)	1,060	1,432
7.5% 3/1/17 (MBIA Insured)	1,200	1,639
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	547
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,184
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,487
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,231
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,000	3,194
5.25% 6/1/22 (AMBAC Insured)	5,300	5,610
5.5% 6/1/16	14,500	15,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series B1:
5% 6/1/10	$ 1,685	$ 1,835
5% 6/1/11	1,375	1,503
Series C1, 5% 6/1/11	4,780	5,020
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,730
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	10,186
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	9,500	10,568
5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,000	3,490
6% 1/1/11 (Escrowed to Maturity) (d)	500	596
Series B:
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (d)	9,870	11,275
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	4,000	4,426
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	2,015	2,274
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,156
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,915
6% 1/1/12 (Escrowed to Maturity) (d)	19,250	22,769
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5.125% 1/1/11 (Escrowed to Maturity) (d)	3,000	3,375
5.125% 1/1/12 (Escrowed to Maturity) (d)	1,000	1,121
5.25% 1/1/11 (Escrowed to Maturity) (d)	3,000	3,346
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,141
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,593
5% 12/15/12 (AMBAC Insured)	1,245	1,400
		1,366,573
New York & New Jersey - 5.0%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,159
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (c)	1,530	1,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	$ 15,000	$ 16,859
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,396
124th Series:
5% 8/1/08 (c)	9,875	10,791
5% 8/1/13 (FGIC Insured) (c)	3,000	3,192
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,213
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,757
131st Series, 5% 12/15/11 (c)	6,000	6,567
		72,618
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,417
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (Cdc Ixis Finl. Guaranty Insured)	3,000	3,481
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	645	649
		8,547
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,361,471)	1,447,738
NET OTHER ASSETS - 0.7%	10,825
NET ASSETS - 100%	$ 1,458,563
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.292% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	May 2019	$ 15,000	$ 416
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.1%
Special Tax	17.8
Escrowed/Pre-Refunded	12.7
Water & Sewer	11.7
Transportation	9.6
Education	6.6
Health Care	5.3
Electric Utilities	5.4
Others* (individually less than 5%)	3.8
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $348,836,000 and $409,178,000, respectively.
Income Tax Information
The fund hereby designates approximately $33,917,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2004

Assets
Investment in securities, at value (cost $1,361,471) - See accompanying schedule		$ 1,447,738
Cash		5,966
Receivable for fund shares sold		1,291
Interest receivable		17,713
Unrealized gain on swap agreements		416
Prepaid expenses		8
Other affiliated receivables		1
Other receivables		4
Total assets		1,473,137

Liabilities
Payable for investments purchased Regular delivery	$ 4,136
Delayed delivery	6,792
Payable for fund shares redeemed	1,787
Distributions payable	1,217
Accrued management fee	459
Distribution fees payable	19
Other affiliated payables	113
Other payables and accrued expenses	51
Total liabilities		14,574

Net Assets		$ 1,458,563
Net Assets consist of:
Paid in capital		$ 1,365,080
Undistributed net investment income		1,113
Accumulated undistributed net realized gain (loss) on investments		5,687
Net unrealized appreciation (depreciation) on investments		86,683
Net Assets		$ 1,458,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,312 ÷ 401.1 shares)	$ 13.24

Maximum offering price per share (100/95.25 of $13.24)	$ 13.90
Class T: Net Asset Value and redemption price per share ($1,656 ÷ 125 shares)	$ 13.25

Maximum offering price per share (100/96.50 of $13.25)	$ 13.73
Class B: Net Asset Value and offering price per share ($10,205 ÷ 771 shares) A	$ 13.24

Class C: Net Asset Value and offering price per share ($12,936 ÷ 977 shares) A	$ 13.24

Spartan New York Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,428,293 ÷ 107,813 shares)	$ 13.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($160.6 ÷ 12.125 shares)	$ 13.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2004

Investment Income
Interest		$ 68,722

Expenses
Management fee	$ 5,680
Transfer agent fees	1,078
Distribution fees	191
Accounting fees and expenses	351
Non-interested trustees' compensation	9
Custodian fees and expenses	24
Registration fees	67
Audit	67
Legal	21
Miscellaneous	5
Total expenses before reductions	7,493
Expense reductions	(119)	7,374
Net investment income (loss)		61,348
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	32,434
Swap agreements	677
Total net realized gain (loss)		33,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,704)
Swap agreements	416
Total change in net unrealized appreciation (depreciation)		(2,288)
Net gain (loss)		30,823
Net increase (decrease) in net assets resulting from operations		$ 92,171

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,348	$ 62,576
Net realized gain (loss)	33,111	27,568
Change in net unrealized appreciation (depreciation)	(2,288)	25,814
Net increase (decrease) in net assets resulting from operations	92,171	115,958
Distributions to shareholders from net investment income	(61,256)	(62,168)
Distributions to shareholders from net realized gain	(31,189)	(19,025)
Total distributions	(92,445)	(81,193)
Share transactions - net increase (decrease)	(40,506)	132,250
Redemption fees	29	45
Total increase (decrease) in net assets	(40,751)	167,060

Net Assets
Beginning of period	1,499,314	1,332,254
End of period (including undistributed net investment income of $1,113 and undistributed net investment income of $1,153, respectively)	$ 1,458,563	$ 1,499,314

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.524	.277
Net realized and unrealized gain (loss)	.285	.194
Total from investment operations	.809	.471
Distributions from net investment income	(.523)	(.271)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.66% A
Expenses net of voluntary waivers, if any	.67%	.66% A
Expenses net of all reductions	.66%	.66% A
Net investment income (loss)	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 3
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.509	.266
Net realized and unrealized gain (loss)	.296	.197
Total from investment operations	.805	.463
Distributions from net investment income	(.509)	(.263)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.25	$ 13.24
Total Return B, C, D	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.78%	.79% A
Expenses net of voluntary waivers, if any	.78%	.79% A
Expenses net of all reductions	.77%	.79% A
Net investment income (loss)	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.423	.226
Net realized and unrealized gain (loss)	.286	.193
Total from investment operations	.709	.419
Distributions from net investment income	(.423)	(.219)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42%	1.41% A
Expenses net of voluntary waivers, if any	1.42%	1.41% A
Expenses net of all reductions	1.41%	1.40% A
Net investment income (loss)	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.410	.219
Net realized and unrealized gain (loss)	.286	.191
Total from investment operations	.696	.410
Distributions from net investment income	(.410)	(.210)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51%	1.51% A
Expenses net of voluntary waivers, if any	1.51%	1.51% A
Expenses net of all reductions	1.51%	1.51% A
Net investment income (loss)	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 6
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan New York Municipal Income

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Income from Investment Operations
Net investment income (loss) B	.549	.574	.584 D	.614	.590
Net realized and unrealized gain (loss)	.295	.506	.117 D	1.030	(1.230)
Total from investment operations	.844	1.080	.701	1.644	(.640)
Distributions from net investment income	(.548)	(.570)	(.581)	(.604)	(.589)
Distributions from net realized gain	(.286)	(.170)	-	-	(.006)
Distributions in excess of net realized gain	-	-	-	-	(.015)
Total distributions	(.834)	(.740)	(.581)	(.604)	(.610)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	-	-
Net asset value, end of period	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Total Return A	6.52%	8.55%	5.60%	14.34%	(5.03)%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.47%	.44%	.42%	.49%
Net investment income (loss)	4.11%	4.36%	4.54% D	4.96%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,428	$ 1,483	$ 1,332	$ 1,198	$ 1,007
Portfolio turnover rate	24%	22%	12%	23%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.550	.286
Net realized and unrealized gain (loss)	.296	.195
Total from investment operations	.846	.481
Distributions from net investment income	(.550)	(.281)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 13.25	$ 13.24
Total Return B, C	6.53%	3.67%
Ratios to Average Net AssetsF
Expenses before expense reductions	.47%	.53% A
Expenses net of voluntary waivers, if any	.47%	.53% A
Expenses net of all reductions	.47%	.53% A
Net investment income (loss)	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 161	$ 104
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 87,415	|
Unrealized depreciation	(691)
Net unrealized appreciation (depreciation)	86,724
Undistributed ordinary income	4,998
Undistributed long-term capital gain	3,058

Cost for federal income tax purposes	$ 1,361,014

The tax character of distributions paid was as follows:

	January 31, 2004	January 31, 2003
Tax-exempt Income	$ 61,256	$ 62,168
Long-term Capital Gains	31,189	19,025
Total	$ 92,445	$ 81,193

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6	$ -
Class T	0%	.25%	4	1
Class B	.65%	.25%	82	59
Class C	.75%	.25%	99	88
			$ 191	$ 148

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	2
Class B*	26
Class C*	4
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 4.10
Class T	2.11
Class B	9.10
Class C	10.10
Spartan New York Municipal Income	1,052.07
Institutional Class	1.06
	$ 1,078

Citibank also has a sub-arrangement with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $24 and $52, respectively

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended January 31,
	2004	2003A
From net investment income
Class A	$ 144	$ 41
Class T	54	13
Class B	287	52
Class C	307	50
Spartan New York Municipal Income	60,459	62,009
Institutional Class	5	3
Total	$ 61,256	$ 62,168
From net realized gain
Class A	$ 105	$ 38
Class T	33	13
Class B	209	58
Class C	253	59
Spartan New York Municipal Income	30,586	18,856
Institutional Class	3	1
Total	$ 31,189	$ 19,025

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2004	2003 A	2004	2003 A
Class A
Shares sold	294	272	$ 3,914	$ 3,649
Reinvestment of distributions	14	5	185	62
Shares redeemed	(131)	(53)	(1,742)	(708)
Net increase (decrease)	177	224	$ 2,357	$ 3,003
Class T
Shares sold	55	92	$ 727	$ 1,229
Reinvestment of distributions	5	2	64	18
Shares redeemed	(28)	(1)	(370)	(8)
Net increase (decrease)	32	93	$ 421	$ 1,239
Class B
Shares sold	446	429	$ 5,969	$ 5,748
Reinvestment of distributions	28	6	378	79
Shares redeemed	(116)	(22)	(1,549)	(297)
Net increase (decrease)	358	413	$ 4,798	$ 5,530
Class C
Shares sold	674	493	$ 8,994	$ 6,606
Reinvestment of distributions	29	4	382	58
Shares redeemed	(188)	(35)	(2,482)	(470)
Net increase (decrease)	515	462	$ 6,894	$ 6,194
Spartan New York Municipal Income
Shares sold	16,723	30,008	$ 223,636	$ 395,193
Reinvestment of distributions	5,234	4,696	69,670	61,960
Shares redeemed	(26,152)	(25,952)	(348,340)	(340,972)
Net increase (decrease)	(4,195)	8,752	$ (55,034)	$ 116,181
Institutional Class
Shares sold	6	34	$ 80	$ 465
Reinvestment of distributions	1	1	7	3
Shares redeemed	(3)	(27)	(29)	(365)
Net increase (decrease)	4	8	$ 58	$ 103

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Spartan New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Spartan New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the portfolio of investments, as of January 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity New York Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of the fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan New York Municipal Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	03/08/04	03/05/04	$.028
Class T	03/08/04	03/05/04	$.028
Class B	03/08/04	03/05/04	$.028
Class C	03/08/04	03/05/04	$.028

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 5.56% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-UANN-0304
1.789705.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Annual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2004	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	6.53%	5.80%	5.87%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan New York Municipal Income, the original retail class of the fund

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on January 31, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

The municipal bond market benefited greatly from the Federal Reserve Board's decision to maintain an accommodative stance toward interest rates during the one-year period that ended January 31, 2004. Intermediate-to-long maturity munis to outperformed short-duration securities. Lower-rated securities also performed well, partly attributable to an improved credit outlook - most notably for the airline industry, which had suffered from credit and headline risk earlier in the year. Following a major Treasury sell-off in July - the second-worst month ever for the Treasury market - municipal-to-taxable-yield ratios moved more in line with historical averages. As a result, munis had an excellent 12-month period relative to taxable bonds. For the year, the Lehman Brothers® Municipal Bond Index advanced 6.19%. In comparison, the Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.85%. The outperformance of munis seems even more striking considering the tax-equivalent yield advantage they offer.

The fund's Institutional Class shares returned 6.53% during the 12-month period, while the LipperSM New York Municipal Debt Funds Average gained 5.91% and the Lehman Brothers New York 4 Plus Municipal Bond Index returned 6.88%. The fund's outperformance stemmed partly from how its holdings were invested in various maturities. Security and sector selection also helped. Underweighting tobacco bonds relative to the index worked in the fund's favor as investors punished the sector following credit-rating downgrades. An underweighting in New York City bonds, which came under pressure in the first half of the period due to the City's fiscal challenges, also helped. That said, the lack of attractively priced and structured New York City bonds curtailed the manager's ability to position the fund to benefit from their second-half rally, which modestly detracted from performance. The fund's emphasis on essential services bonds - issued by providers of water and sewer services - made a positive contribution to performance. Their stable revenues helped them outperform tax-backed bonds during the period. Modestly detracting from performance was a small stake in par bonds, which trade at face value and performed well in response to strong demand from individual investors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.1	23.2
Special Tax	17.8	18.0
Escrowed/Pre-Refunded	12.7	15.7
Water & Sewer	11.7	11.3
Transportation	9.6	10.1
Average Years to Maturity as of January 31, 2004
		6 months ago
Years	14.2	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	7.4	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
AAA 54.6%	AAA 54.1%
AA,A 41.9%	AA,A 39.8%
BBB 2.6%	BBB 2.9%
Not Rated 0.2%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,321
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	561
5% 7/1/10 (AMBAC Insured)	600	677
5% 7/1/11 (AMBAC Insured)	500	564
5.5% 7/1/21 (AMBAC Insured)	2,300	2,554
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,225
5.25% 11/1/17	1,400	1,542
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	596
7.8% 5/1/15 (MBIA Insured)	435	602
7.8% 5/1/16 (MBIA Insured)	435	607
7.8% 5/1/17 (MBIA Insured)	435	611
7.8% 5/1/18 (MBIA Insured)	434	612
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,541
5.75% 8/1/30	9,445	10,206
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,277
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,874
5% 9/1/16 (FGIC Insured)	1,680	1,833
5% 9/1/17 (FGIC Insured)	1,000	1,083
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,275
5.75% 5/1/19 (FSA Insured)	1,500	1,715
5.75% 5/1/20 (FSA Insured)	1,400	1,594
5.75% 5/1/22 (FSA Insured)	2,000	2,264
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	2,300	2,475
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,461
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,766
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	11,180	12,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B:
5% 7/1/20 (Escrowed to Maturity) (d)	$ 3,000	$ 3,157
5.125% 7/1/24 (Escrowed to Maturity) (d)	5,080	5,347
Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	2,100	2,388
Series 1998 B, 4.875% 7/1/18 (Escrowed to Maturity) (d)	3,000	3,141
Metro. Trans. Auth. Dedicated Tax Fund Series A, 5.25% 11/15/24 (FSA Insured)	30,000	31,846
Metro. Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	35,000	36,062
5.5% 11/15/15 (AMBAC Insured)	1,340	1,525
5.5% 11/15/16 (AMBAC Insured)	1,000	1,137
5.5% 11/15/17 (AMBAC Insured)	1,000	1,131
5.5% 11/15/18 (AMBAC Insured)	1,000	1,127
5.75% 11/15/32	10,000	11,053
Series A, 5.125% 11/15/31	2,150	2,217
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,443
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	4,655	5,226
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,580	1,776
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	9,500	7,825
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,060
Series A, 5.5% 1/1/20 (MBIA Insured)	8,000	8,900
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,356
5.5% 7/1/23 (MBIA Insured)	5,000	5,476
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,494
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.) Series R, 5.4% 7/1/10 (Escrowed to Maturity) (d)	3,000	3,406
Series B1, 5% 7/1/18 (Pre-Refunded to 1/1/12 @ 100) (d)	2,970	3,352
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,395
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	870
5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	1,030	1,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	$ 5,980	$ 4,689
Monroe County Gen. Oblig.:
6% 6/1/04	540	549
6% 6/1/05	770	814
6.5% 6/1/04	65	66
6.5% 6/1/05	115	122
6.5% 6/1/06	120	132
6.5% 6/1/07 (AMBAC Insured)	50	57
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,075
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,354
5.625% 5/15/24 (MBIA Insured)	2,645	2,867
Muni. Assistance Corp. for New York City:
Series 1996 G:
6% 7/1/06	4,000	4,411
6% 7/1/07	2,305	2,614
Series 1997 H, 6.25% 7/1/07	1,195	1,365
Series 1997 L, 6% 7/1/07	5,275	5,982
Series 1998 M, 5.5% 7/1/07	6,500	7,264
Series 1999 O, 5.25% 7/1/07	2,120	2,352
Series 2002 P, 5% 7/1/08	10,850	12,077
Nassau County Gen. Oblig.:
Series A, 6% 7/1/09 (FGIC Insured)	5,620	6,577
Series E, 5.3% 7/1/07 (MBIA Insured)	350	388
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,939
Series U:
5.25% 11/1/11 (AMBAC Insured)	1,500	1,661
5.25% 11/1/15 (AMBAC Insured)	2,150	2,368
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,318
5% 9/1/13 (FGIC Insured)	3,000	3,267
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	206
Series 2001 B, 5.875% 11/1/11	1,270	1,417
Series 2001 C, 5.625% 11/1/10	825	909
Series 2001 D, 5.625% 11/1/10	1,225	1,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Interim Fin. Auth.:
Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	$ 10,845	$ 12,627
5.75% 11/15/12 (MBIA Insured)	7,710	8,880
Series A:
5% 11/15/18 (AMBAC Insured)	2,375	2,549
5.75% 11/15/13	1,000	1,158
New York City Gen. Oblig.:
Series 1996 F:
5.75% 2/1/15	2,155	2,315
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (d)	345	379
Series 2000 A, 6.5% 5/15/11	3,000	3,520
Series 2003 C, 5.25% 8/1/10	5,000	5,532
Series 2003 E:
5.25% 8/1/10	2,000	2,213
5.25% 8/1/11	6,245	6,900
5.25% 8/1/14	3,390	3,684
Series 2003 F, 5.5% 12/15/10	1,000	1,127
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,505
6.25% 8/1/08	1,000	1,111
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,296
5.875% 8/15/13	3,870	4,235
6.2% 8/15/06	2,195	2,356
6.5% 8/15/11	1,000	1,183
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,921
6% 2/1/22	3,410	3,720
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	90	101
Series D:
5.25% 8/1/13	2,500	2,664
5.25% 8/1/21 (MBIA Insured)	5,000	5,338
5.375% 8/1/17	2,500	2,623
Series E:
6% 8/1/11	3,000	3,315
6% 8/1/26	2,850	3,081
6.5% 2/15/06	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series F, 6% 8/1/16	$ 7,750	$ 8,544
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,808
6% 10/15/26	4,250	4,628
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	765	884
Series H:
5.5% 8/1/12	9,000	9,824
5.75% 3/15/11 (FGIC Insured)	3,000	3,492
5.75% 3/15/13 (FSA Insured)	1,805	2,090
6% 8/1/17	1,000	1,107
Series I:
5.875% 3/15/12	10,000	10,891
6.125% 4/15/11	8,495	9,480
6.25% 4/15/07 (MBIA Insured)	8,005	9,021
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,597
5.875% 2/15/19	3,370	3,619
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	630	694
6.125% 8/1/12	1,000	1,120
Series L, 5.75% 8/1/12	3,700	4,051
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,917
5.5% 2/15/17 (FSA Insured)	3,000	3,342
5.5% 2/15/18 (FSA Insured)	2,500	2,776
5.5% 2/15/19 (FSA Insured)	1,250	1,383
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,211
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,343
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,345	2,455
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	511
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	$ 1,000	$ 1,084
5.875% 6/15/26	18,085	19,978
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	14,324
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,899
Series 2000, 5.5% 6/15/33	14,215	15,520
Series A:
5% 6/15/32	5,000	5,117
5.25% 6/15/33 (FGIC Insured)	1,280	1,340
5.375% 6/15/15 (FGIC Insured)	7,000	7,838
6% 6/15/28	15,000	17,443
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (d)	145	148
5.375% 6/15/07 (Pre-Refunded to 6/15/04 @ 101) (d)	60	62
5.75% 6/15/26 (MBIA Insured)	5,025	5,581
5.75% 6/15/29 (MBIA Insured)	5,965	6,605
5.5% 6/15/33 (MBIA Insured)	2,075	2,269
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,359
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,375
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,092
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,863
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	689
6% 7/1/09 (AMBAC Insured)	370	432
6% 7/1/10 (AMBAC Insured)	250	295
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	5,075
Series A, 5.75% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (d)	500	560
Series C, 7.5% 7/1/10	4,000	4,736
Series D, 7% 7/1/09 (Escrowed to Maturity) (d)	6,000	6,738
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,310
6% 7/1/21 (MBIA Insured)	2,500	3,038
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,129
5.25% 7/1/15	2,000	2,235
Series B, 5.375% 7/1/18	1,000	1,112
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,180
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,420
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,215
5.25% 7/1/11 (MBIA Insured)	3,000	3,348
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,776
(Mental Health Svcs. Facilities Impt. Proj.) Series A:
5.75% 8/15/11	2,990	3,343
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,835
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	17
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,241
5.85% 8/1/40	9,500	10,290
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,145	1,195
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,761
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	848
5.5% 7/1/19 (AMBAC Insured)	1,705	1,897
5.5% 7/1/20 (AMBAC Insured)	860	951
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,720
5.75% 7/1/27 (MBIA Insured)	5,000	5,909
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,754
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	$ 500	$ 538
5% 7/1/07 (FSA Insured)	1,290	1,416
5% 7/1/09 (FSA Insured)	1,700	1,899
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,172
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,440
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,951
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,676
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,937
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,722
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,688
Series B, 7.5% 5/15/11	2,365	2,853
5.5% 5/15/09	3,000	3,347
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,945
5.2% 2/15/13 (MBIA Insured)	6,585	7,184
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,201
6% 7/1/15	1,160	1,265
6% 7/1/16	1,230	1,333
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,140
5.375% 7/1/13 (AMBAC Insured)	800	907
5.375% 7/1/14 (AMBAC Insured)	1,130	1,280
5.375% 7/1/16 (AMBAC Insured)	670	742
5.375% 7/1/17 (AMBAC Insured)	370	405
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,421
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,975
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,261
6% 10/1/29 (MBIA Insured)	5,600	6,562
Series 2003 A, 5.375% 3/15/22	2,000	2,146
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,383
6%, tender 5/15/12 (b)	11,000	12,683
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
5.5% 7/1/16 (AMBAC Insured)	$ 725	$ 800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,271
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,114
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	555
Series C:
5.25% 7/15/16	2,340	2,600
5.25% 7/15/17	2,410	2,645
Series D, 5% 6/15/20	20,150	21,397
Series G, 5.25% 10/15/20	1,255	1,354
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,905
5.25% 11/15/16	3,770	4,203
Series I:
5.25% 9/15/15	2,085	2,330
5.25% 9/15/17	2,395	2,632
Series C:
5% 6/15/19	815	863
5% 6/15/19 (Escrowed to Maturity) (d)	3,185	3,405
5.25% 6/15/16	3,500	3,857
Series F:
4.875% 6/15/18	1,735	1,810
4.875% 6/15/18 (Escrowed to Maturity) (d)	1,265	1,326
4.875% 6/15/20	2,175	2,253
5% 6/15/15	1,295	1,397
5.25% 6/15/13	1,575	1,741
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	4,785	5,156
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	11,210
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	2,700	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.): - continued
Series 2002, 5.75% 6/15/11	$ 455	$ 537
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (d)	1,595	1,893
7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	33
Series D:
5% 6/15/11 (Escrowed to Maturity) (d)	3,645	3,997
5.125% 6/15/19 (Escrowed to Maturity) (d)	5,000	5,320
Series E:
6.25% 6/15/05	1,200	1,240
6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,274
Series A, 5.75% 6/15/09 (Escrowed to Maturity) (d)	3,530	4,122
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,249
Series D:
6.3% 5/15/05	365	387
6.3% 11/15/05	105	111
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 3/15/17 (MBIA Insured)	2,240	2,455
5.25% 3/15/18	2,290	2,498
5.25% 3/15/19	2,480	2,686
5.25% 9/15/20	2,685	2,889
5.25% 3/15/21	2,230	2,375
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,186
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,069
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,075
Series 69, 4.7% 4/1/24 (c)	1,235	1,239
5.5% 4/1/19 (AMBAC Insured) (c)	770	778
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,887
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	279
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,157
Series E, 5.25% 1/1/12	5,410	5,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	$ 5,175	$ 5,606
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,513
5.375% 4/1/17 (AMBAC Insured)	5,000	5,497
5.375% 4/1/18 (AMBAC Insured)	5,310	5,838
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,467
5.75% 4/1/15 (FGIC Insured)	4,000	4,616
New York State Thruway Auth. State Personal Income Tax Rev.:
(Trans. Proj.) Series A, 5% 3/15/11 (FSA Insured)	5,310	5,968
Series A:
5.5% 3/15/18	5,000	5,549
5.5% 3/15/19	5,460	6,036
5.5% 3/15/20	3,500	3,849
New York State Thruway Auth. Svc. Contract Rev.:
(Local Hwy. & Bridge Proj.) 5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (d)	735	845
5.5% 4/1/14	7,700	8,647
5.5% 4/1/15	6,200	6,916
5.5% 4/1/16	3,665	4,178
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (d)	8,335	9,669
5.625% 4/1/13 (Pre-Refunded to 4/1/09 @ 101) (d)	1,400	1,630
6% 4/1/11	1,605	1,816
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,541
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (Pre-Refunded to 1/1/11 @ 100) (d)	6,340	7,262
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,669
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,344
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,208
New York Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (d)	2,700	3,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	$ 9,385	$ 10,311
5.25% 2/1/19 (MBIA Insured)	8,075	8,776
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	8,047
Series 2004 C, 5.25% 2/1/14 (a)	6,000	6,774
Series A:
5.125% 8/15/21	8,140	8,553
5.25% 11/15/12 (FSA Insured)	1,500	1,673
5.5% 11/15/17 (FGIC Insured)	6,725	7,606
5.5% 11/15/20 (FGIC Insured)	9,000	10,050
5.75% 2/15/16	3,000	3,441
Series B:
5.125% 11/1/14	1,000	1,090
5.5% 2/1/08	2,435	2,733
5.5% 2/1/08 (Escrowed to Maturity) (d)	565	638
Series C, 5.5% 11/1/24	1,000	1,096
Series D, 5.25% 2/1/20 (MBIA Insured)	4,000	4,322
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,129
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,196
7.5% 3/1/10 (MBIA Insured)	1,155	1,451
7.5% 3/1/11 (MBIA Insured)	1,245	1,594
7.5% 3/1/16 (MBIA Insured)	1,060	1,432
7.5% 3/1/17 (MBIA Insured)	1,200	1,639
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	547
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,184
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,487
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,231
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,000	3,194
5.25% 6/1/22 (AMBAC Insured)	5,300	5,610
5.5% 6/1/16	14,500	15,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series B1:
5% 6/1/10	$ 1,685	$ 1,835
5% 6/1/11	1,375	1,503
Series C1, 5% 6/1/11	4,780	5,020
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,730
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	10,186
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	9,500	10,568
5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,000	3,490
6% 1/1/11 (Escrowed to Maturity) (d)	500	596
Series B:
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (d)	9,870	11,275
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	4,000	4,426
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	2,015	2,274
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,156
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,915
6% 1/1/12 (Escrowed to Maturity) (d)	19,250	22,769
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5.125% 1/1/11 (Escrowed to Maturity) (d)	3,000	3,375
5.125% 1/1/12 (Escrowed to Maturity) (d)	1,000	1,121
5.25% 1/1/11 (Escrowed to Maturity) (d)	3,000	3,346
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,141
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,593
5% 12/15/12 (AMBAC Insured)	1,245	1,400
		1,366,573
New York & New Jersey - 5.0%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,159
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (c)	1,530	1,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	$ 15,000	$ 16,859
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,396
124th Series:
5% 8/1/08 (c)	9,875	10,791
5% 8/1/13 (FGIC Insured) (c)	3,000	3,192
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,213
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,757
131st Series, 5% 12/15/11 (c)	6,000	6,567
		72,618
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,417
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (Cdc Ixis Finl. Guaranty Insured)	3,000	3,481
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	645	649
		8,547
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,361,471)	1,447,738
NET OTHER ASSETS - 0.7%	10,825
NET ASSETS - 100%	$ 1,458,563
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.292% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	May 2019	$ 15,000	$ 416
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.1%
Special Tax	17.8
Escrowed/Pre-Refunded	12.7
Water & Sewer	11.7
Transportation	9.6
Education	6.6
Health Care	5.3
Electric Utilities	5.4
Others* (individually less than 5%)	3.8
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $348,836,000 and $409,178,000, respectively.
Income Tax Information
The fund hereby designates approximately $33,917,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2004

Assets
Investment in securities, at value (cost $1,361,471) - See accompanying schedule		$ 1,447,738
Cash		5,966
Receivable for fund shares sold		1,291
Interest receivable		17,713
Unrealized gain on swap agreements		416
Prepaid expenses		8
Other affiliated receivables		1
Other receivables		4
Total assets		1,473,137

Liabilities
Payable for investments purchased Regular delivery	$ 4,136
Delayed delivery	6,792
Payable for fund shares redeemed	1,787
Distributions payable	1,217
Accrued management fee	459
Distribution fees payable	19
Other affiliated payables	113
Other payables and accrued expenses	51
Total liabilities		14,574

Net Assets		$ 1,458,563
Net Assets consist of:
Paid in capital		$ 1,365,080
Undistributed net investment income		1,113
Accumulated undistributed net realized gain (loss) on investments		5,687
Net unrealized appreciation (depreciation) on investments		86,683
Net Assets		$ 1,458,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,312 ÷ 401.1 shares)	$ 13.24

Maximum offering price per share (100/95.25 of $13.24)	$ 13.90
Class T: Net Asset Value and redemption price per share ($1,656 ÷ 125 shares)	$ 13.25

Maximum offering price per share (100/96.50 of $13.25)	$ 13.73
Class B: Net Asset Value and offering price per share ($10,205 ÷ 771 shares) A	$ 13.24

Class C: Net Asset Value and offering price per share ($12,936 ÷ 977 shares) A	$ 13.24

Spartan New York Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,428,293 ÷ 107,813 shares)	$ 13.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($160.6 ÷ 12.125 shares)	$ 13.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2004

Investment Income
Interest		$ 68,722

Expenses
Management fee	$ 5,680
Transfer agent fees	1,078
Distribution fees	191
Accounting fees and expenses	351
Non-interested trustees' compensation	9
Custodian fees and expenses	24
Registration fees	67
Audit	67
Legal	21
Miscellaneous	5
Total expenses before reductions	7,493
Expense reductions	(119)	7,374
Net investment income (loss)		61,348
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	32,434
Swap agreements	677
Total net realized gain (loss)		33,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,704)
Swap agreements	416
Total change in net unrealized appreciation (depreciation)		(2,288)
Net gain (loss)		30,823
Net increase (decrease) in net assets resulting from operations		$ 92,171

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,348	$ 62,576
Net realized gain (loss)	33,111	27,568
Change in net unrealized appreciation (depreciation)	(2,288)	25,814
Net increase (decrease) in net assets resulting from operations	92,171	115,958
Distributions to shareholders from net investment income	(61,256)	(62,168)
Distributions to shareholders from net realized gain	(31,189)	(19,025)
Total distributions	(92,445)	(81,193)
Share transactions - net increase (decrease)	(40,506)	132,250
Redemption fees	29	45
Total increase (decrease) in net assets	(40,751)	167,060

Net Assets
Beginning of period	1,499,314	1,332,254
End of period (including undistributed net investment income of $1,113 and undistributed net investment income of $1,153, respectively)	$ 1,458,563	$ 1,499,314

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.524	.277
Net realized and unrealized gain (loss)	.285	.194
Total from investment operations	.809	.471
Distributions from net investment income	(.523)	(.271)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.66% A
Expenses net of voluntary waivers, if any	.67%	.66% A
Expenses net of all reductions	.66%	.66% A
Net investment income (loss)	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 3
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.509	.266
Net realized and unrealized gain (loss)	.296	.197
Total from investment operations	.805	.463
Distributions from net investment income	(.509)	(.263)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.25	$ 13.24
Total Return B, C, D	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.78%	.79% A
Expenses net of voluntary waivers, if any	.78%	.79% A
Expenses net of all reductions	.77%	.79% A
Net investment income (loss)	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.423	.226
Net realized and unrealized gain (loss)	.286	.193
Total from investment operations	.709	.419
Distributions from net investment income	(.423)	(.219)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42%	1.41% A
Expenses net of voluntary waivers, if any	1.42%	1.41% A
Expenses net of all reductions	1.41%	1.40% A
Net investment income (loss)	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.410	.219
Net realized and unrealized gain (loss)	.286	.191
Total from investment operations	.696	.410
Distributions from net investment income	(.410)	(.210)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51%	1.51% A
Expenses net of voluntary waivers, if any	1.51%	1.51% A
Expenses net of all reductions	1.51%	1.51% A
Net investment income (loss)	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 6
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan New York Municipal Income

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Income from Investment Operations
Net investment income (loss) B	.549	.574	.584 D	.614	.590
Net realized and unrealized gain (loss)	.295	.506	.117 D	1.030	(1.230)
Total from investment operations	.844	1.080	.701	1.644	(.640)
Distributions from net investment income	(.548)	(.570)	(.581)	(.604)	(.589)
Distributions from net realized gain	(.286)	(.170)	-	-	(.006)
Distributions in excess of net realized gain	-	-	-	-	(.015)
Total distributions	(.834)	(.740)	(.581)	(.604)	(.610)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	-	-
Net asset value, end of period	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Total Return A	6.52%	8.55%	5.60%	14.34%	(5.03)%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.47%	.44%	.42%	.49%
Net investment income (loss)	4.11%	4.36%	4.54% D	4.96%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,428	$ 1,483	$ 1,332	$ 1,198	$ 1,007
Portfolio turnover rate	24%	22%	12%	23%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.550	.286
Net realized and unrealized gain (loss)	.296	.195
Total from investment operations	.846	.481
Distributions from net investment income	(.550)	(.281)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 13.25	$ 13.24
Total Return B, C	6.53%	3.67%
Ratios to Average Net AssetsF
Expenses before expense reductions	.47%	.53% A
Expenses net of voluntary waivers, if any	.47%	.53% A
Expenses net of all reductions	.47%	.53% A
Net investment income (loss)	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 161	$ 104
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 87,415	|
Unrealized depreciation	(691)
Net unrealized appreciation (depreciation)	86,724
Undistributed ordinary income	4,998
Undistributed long-term capital gain	3,058

Cost for federal income tax purposes	$ 1,361,014

The tax character of distributions paid was as follows:

	January 31, 2004	January 31, 2003
Tax-exempt Income	$ 61,256	$ 62,168
Long-term Capital Gains	31,189	19,025
Total	$ 92,445	$ 81,193

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6	$ -
Class T	0%	.25%	4	1
Class B	.65%	.25%	82	59
Class C	.75%	.25%	99	88
			$ 191	$ 148

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	2
Class B*	26
Class C*	4
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 4.10
Class T	2.11
Class B	9.10
Class C	10.10
Spartan New York Municipal Income	1,052.07
Institutional Class	1.06
	$ 1,078

Citibank also has a sub-arrangement with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $24 and $52, respectively

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended January 31,
	2004	2003A
From net investment income
Class A	$ 144	$ 41
Class T	54	13
Class B	287	52
Class C	307	50
Spartan New York Municipal Income	60,459	62,009
Institutional Class	5	3
Total	$ 61,256	$ 62,168
From net realized gain
Class A	$ 105	$ 38
Class T	33	13
Class B	209	58
Class C	253	59
Spartan New York Municipal Income	30,586	18,856
Institutional Class	3	1
Total	$ 31,189	$ 19,025

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2004	2003 A	2004	2003 A
Class A
Shares sold	294	272	$ 3,914	$ 3,649
Reinvestment of distributions	14	5	185	62
Shares redeemed	(131)	(53)	(1,742)	(708)
Net increase (decrease)	177	224	$ 2,357	$ 3,003
Class T
Shares sold	55	92	$ 727	$ 1,229
Reinvestment of distributions	5	2	64	18
Shares redeemed	(28)	(1)	(370)	(8)
Net increase (decrease)	32	93	$ 421	$ 1,239
Class B
Shares sold	446	429	$ 5,969	$ 5,748
Reinvestment of distributions	28	6	378	79
Shares redeemed	(116)	(22)	(1,549)	(297)
Net increase (decrease)	358	413	$ 4,798	$ 5,530
Class C
Shares sold	674	493	$ 8,994	$ 6,606
Reinvestment of distributions	29	4	382	58
Shares redeemed	(188)	(35)	(2,482)	(470)
Net increase (decrease)	515	462	$ 6,894	$ 6,194
Spartan New York Municipal Income
Shares sold	16,723	30,008	$ 223,636	$ 395,193
Reinvestment of distributions	5,234	4,696	69,670	61,960
Shares redeemed	(26,152)	(25,952)	(348,340)	(340,972)
Net increase (decrease)	(4,195)	8,752	$ (55,034)	$ 116,181
Institutional Class
Shares sold	6	34	$ 80	$ 465
Reinvestment of distributions	1	1	7	3
Shares redeemed	(3)	(27)	(29)	(365)
Net increase (decrease)	4	8	$ 58	$ 103

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Spartan New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Spartan New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the portfolio of investments, as of January 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity New York Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of the fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of the fund. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of the fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan New York Municipal Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	03/08/04	03/05/04	$.028

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 5.56% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ASNMI-UANN-0304
1.789706.100

(Fidelity Investment logo)(registered trademark)

Spartan®

New York Municipal Income
Fund

Annual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Income	6.52%	5.80%	5.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan New York Municipal Income on January 31, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® New York Municipal Income Fund

The municipal bond market benefited greatly from the Federal Reserve Board's decision to maintain an accommodative stance toward interest rates during the one-year period that ended January 31, 2004. Intermediate-to-long maturity munis outperformed short-duration securities. Meanwhile, lower-rated securities also performed well, partly attributable to an improved credit outlook - most notably for the airline industry, which had suffered from credit and headline risk earlier in the year. Following a major Treasury sell-off in July - the second-worst month ever for the Treasury market - municipal-to-taxable-yield ratios moved more in line with historical averages. As a result, munis had an excellent 12-month period relative to taxable bonds. For the year, the Lehman Brothers® Municipal Bond Index advanced 6.19%. In comparison, the Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade bond market, gained 4.85%. The outperformance of munis seems even more striking considering the tax-equivalent yield advantage they offer.

Spartan New York Municipal Income returned 6.52% during the 12-month period, while the LipperSM New York Municipal Debt Funds Average gained 5.91% and the Lehman Brothers New York 4 Plus Municipal Bond Index returned 6.88% The fund's outperformance stemmed partly from how its holdings were invested in various maturities. Security and sector selection also helped. Underweighting tobacco bonds relative to the index worked in the fund's favor as investors punished the sector following credit-rating downgrades. An underweighting in New York City bonds, which came under pressure in the first half of the period due to the City's fiscal challenges, also helped. That said, the lack of attractively priced and structured New York City bonds curtailed the manager's ability to position the fund to benefit from their second-half rally, which modestly detracted from performance. The fund's emphasis on essential services bonds - issued by providers of water and sewer services - made a positive contribution to performance. Their stable revenues helped them outperform tax-backed bonds during the period.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.1	23.2
Special Tax	17.8	18.0
Escrowed/Pre-Refunded	12.7	15.7
Water & Sewer	11.7	11.3
Transportation	9.6	10.1
Average Years to Maturity as of January 31, 2004
		6 months ago
Years	14.2	14.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2004
6 months ago
Years	7.4	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2004	As of July 31, 2003
AAA 54.6%	AAA 54.1%
AA,A 41.9%	AA,A 39.8%
BBB 2.6%	BBB 2.9%
Not Rated 0.2%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 93.7%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	$ 1,275	$ 1,321
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	500	561
5% 7/1/10 (AMBAC Insured)	600	677
5% 7/1/11 (AMBAC Insured)	500	564
5.5% 7/1/21 (AMBAC Insured)	2,300	2,554
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,225
5.25% 11/1/17	1,400	1,542
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	435	596
7.8% 5/1/15 (MBIA Insured)	435	602
7.8% 5/1/16 (MBIA Insured)	435	607
7.8% 5/1/17 (MBIA Insured)	435	611
7.8% 5/1/18 (MBIA Insured)	434	612
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,541
5.75% 8/1/30	9,445	10,206
(Vassar College Proj.) 5.35% 9/1/40	5,000	5,277
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,874
5% 9/1/16 (FGIC Insured)	1,680	1,833
5% 9/1/17 (FGIC Insured)	1,000	1,083
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,275
5.75% 5/1/19 (FSA Insured)	1,500	1,715
5.75% 5/1/20 (FSA Insured)	1,400	1,594
5.75% 5/1/22 (FSA Insured)	2,000	2,264
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	2,300	2,475
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,461
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.75% 12/1/24	25,000	26,766
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	11,180	12,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1997 B:
5% 7/1/20 (Escrowed to Maturity) (d)	$ 3,000	$ 3,157
5.125% 7/1/24 (Escrowed to Maturity) (d)	5,080	5,347
Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	2,100	2,388
Series 1998 B, 4.875% 7/1/18 (Escrowed to Maturity) (d)	3,000	3,141
Metro. Trans. Auth. Dedicated Tax Fund Series A, 5.25% 11/15/24 (FSA Insured)	30,000	31,846
Metro. Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	35,000	36,062
5.5% 11/15/15 (AMBAC Insured)	1,340	1,525
5.5% 11/15/16 (AMBAC Insured)	1,000	1,137
5.5% 11/15/17 (AMBAC Insured)	1,000	1,131
5.5% 11/15/18 (AMBAC Insured)	1,000	1,127
5.75% 11/15/32	10,000	11,053
Series A, 5.125% 11/15/31	2,150	2,217
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,443
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	4,655	5,226
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,580	1,776
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	9,500	7,825
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,060
Series A, 5.5% 1/1/20 (MBIA Insured)	8,000	8,900
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,356
5.5% 7/1/23 (MBIA Insured)	5,000	5,476
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,494
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.) Series R, 5.4% 7/1/10 (Escrowed to Maturity) (d)	3,000	3,406
Series B1, 5% 7/1/18 (Pre-Refunded to 1/1/12 @ 100) (d)	2,970	3,352
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,395
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	870
5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	1,030	1,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	$ 5,980	$ 4,689
Monroe County Gen. Oblig.:
6% 6/1/04	540	549
6% 6/1/05	770	814
6.5% 6/1/04	65	66
6.5% 6/1/05	115	122
6.5% 6/1/06	120	132
6.5% 6/1/07 (AMBAC Insured)	50	57
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,075
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	1,245	1,354
5.625% 5/15/24 (MBIA Insured)	2,645	2,867
Muni. Assistance Corp. for New York City:
Series 1996 G:
6% 7/1/06	4,000	4,411
6% 7/1/07	2,305	2,614
Series 1997 H, 6.25% 7/1/07	1,195	1,365
Series 1997 L, 6% 7/1/07	5,275	5,982
Series 1998 M, 5.5% 7/1/07	6,500	7,264
Series 1999 O, 5.25% 7/1/07	2,120	2,352
Series 2002 P, 5% 7/1/08	10,850	12,077
Nassau County Gen. Oblig.:
Series A, 6% 7/1/09 (FGIC Insured)	5,620	6,577
Series E, 5.3% 7/1/07 (MBIA Insured)	350	388
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,939
Series U:
5.25% 11/1/11 (AMBAC Insured)	1,500	1,661
5.25% 11/1/15 (AMBAC Insured)	2,150	2,368
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,318
5% 9/1/13 (FGIC Insured)	3,000	3,267
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	206
Series 2001 B, 5.875% 11/1/11	1,270	1,417
Series 2001 C, 5.625% 11/1/10	825	909
Series 2001 D, 5.625% 11/1/10	1,225	1,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Nassau County Interim Fin. Auth.:
Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	$ 10,845	$ 12,627
5.75% 11/15/12 (MBIA Insured)	7,710	8,880
Series A:
5% 11/15/18 (AMBAC Insured)	2,375	2,549
5.75% 11/15/13	1,000	1,158
New York City Gen. Oblig.:
Series 1996 F:
5.75% 2/1/15	2,155	2,315
5.75% 2/1/15 (Pre-Refunded to 2/1/06 @ 101.5) (d)	345	379
Series 2000 A, 6.5% 5/15/11	3,000	3,520
Series 2003 C, 5.25% 8/1/10	5,000	5,532
Series 2003 E:
5.25% 8/1/10	2,000	2,213
5.25% 8/1/11	6,245	6,900
5.25% 8/1/14	3,390	3,684
Series 2003 F, 5.5% 12/15/10	1,000	1,127
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,505
6.25% 8/1/08	1,000	1,111
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,296
5.875% 8/15/13	3,870	4,235
6.2% 8/15/06	2,195	2,356
6.5% 8/15/11	1,000	1,183
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,921
6% 2/1/22	3,410	3,720
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	90	101
Series D:
5.25% 8/1/13	2,500	2,664
5.25% 8/1/21 (MBIA Insured)	5,000	5,338
5.375% 8/1/17	2,500	2,623
Series E:
6% 8/1/11	3,000	3,315
6% 8/1/26	2,850	3,081
6.5% 2/15/06	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series F, 6% 8/1/16	$ 7,750	$ 8,544
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,808
6% 10/15/26	4,250	4,628
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	765	884
Series H:
5.5% 8/1/12	9,000	9,824
5.75% 3/15/11 (FGIC Insured)	3,000	3,492
5.75% 3/15/13 (FSA Insured)	1,805	2,090
6% 8/1/17	1,000	1,107
Series I:
5.875% 3/15/12	10,000	10,891
6.125% 4/15/11	8,495	9,480
6.25% 4/15/07 (MBIA Insured)	8,005	9,021
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,597
5.875% 2/15/19	3,370	3,619
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (d)	630	694
6.125% 8/1/12	1,000	1,120
Series L, 5.75% 8/1/12	3,700	4,051
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,917
5.5% 2/15/17 (FSA Insured)	3,000	3,342
5.5% 2/15/18 (FSA Insured)	2,500	2,776
5.5% 2/15/19 (FSA Insured)	1,250	1,383
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,211
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,343
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,345	2,455
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	511
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	$ 1,000	$ 1,084
5.875% 6/15/26	18,085	19,978
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	14,324
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,899
Series 2000, 5.5% 6/15/33	14,215	15,520
Series A:
5% 6/15/32	5,000	5,117
5.25% 6/15/33 (FGIC Insured)	1,280	1,340
5.375% 6/15/15 (FGIC Insured)	7,000	7,838
6% 6/15/28	15,000	17,443
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (d)	145	148
5.375% 6/15/07 (Pre-Refunded to 6/15/04 @ 101) (d)	60	62
5.75% 6/15/26 (MBIA Insured)	5,025	5,581
5.75% 6/15/29 (MBIA Insured)	5,965	6,605
5.5% 6/15/33 (MBIA Insured)	2,075	2,269
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,359
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,375
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,092
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,863
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	689
6% 7/1/09 (AMBAC Insured)	370	432
6% 7/1/10 (AMBAC Insured)	250	295
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	5,075
Series A, 5.75% 7/1/07 (Pre-Refunded to 7/1/06 @ 102) (d)	500	560
Series C, 7.5% 7/1/10	4,000	4,736
Series D, 7% 7/1/09 (Escrowed to Maturity) (d)	6,000	6,738
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,310
6% 7/1/21 (MBIA Insured)	2,500	3,038
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,129
5.25% 7/1/15	2,000	2,235
Series B, 5.375% 7/1/18	1,000	1,112
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,180
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,420
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,215
5.25% 7/1/11 (MBIA Insured)	3,000	3,348
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,776
(Mental Health Svcs. Facilities Impt. Proj.) Series A:
5.75% 8/15/11	2,990	3,343
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,835
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	17
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,241
5.85% 8/1/40	9,500	10,290
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,145	1,195
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,761
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	848
5.5% 7/1/19 (AMBAC Insured)	1,705	1,897
5.5% 7/1/20 (AMBAC Insured)	860	951
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,720
5.75% 7/1/27 (MBIA Insured)	5,000	5,909
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,754
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	$ 500	$ 538
5% 7/1/07 (FSA Insured)	1,290	1,416
5% 7/1/09 (FSA Insured)	1,700	1,899
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,172
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,440
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,951
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,676
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,937
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,722
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,688
Series B, 7.5% 5/15/11	2,365	2,853
5.5% 5/15/09	3,000	3,347
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,945
5.2% 2/15/13 (MBIA Insured)	6,585	7,184
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,201
6% 7/1/15	1,160	1,265
6% 7/1/16	1,230	1,333
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,140
5.375% 7/1/13 (AMBAC Insured)	800	907
5.375% 7/1/14 (AMBAC Insured)	1,130	1,280
5.375% 7/1/16 (AMBAC Insured)	670	742
5.375% 7/1/17 (AMBAC Insured)	370	405
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,421
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,975
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,261
6% 10/1/29 (MBIA Insured)	5,600	6,562
Series 2003 A, 5.375% 3/15/22	2,000	2,146
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,383
6%, tender 5/15/12 (b)	11,000	12,683
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
5.5% 7/1/16 (AMBAC Insured)	$ 725	$ 800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,271
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,114
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	555
Series C:
5.25% 7/15/16	2,340	2,600
5.25% 7/15/17	2,410	2,645
Series D, 5% 6/15/20	20,150	21,397
Series G, 5.25% 10/15/20	1,255	1,354
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,905
5.25% 11/15/16	3,770	4,203
Series I:
5.25% 9/15/15	2,085	2,330
5.25% 9/15/17	2,395	2,632
Series C:
5% 6/15/19	815	863
5% 6/15/19 (Escrowed to Maturity) (d)	3,185	3,405
5.25% 6/15/16	3,500	3,857
Series F:
4.875% 6/15/18	1,735	1,810
4.875% 6/15/18 (Escrowed to Maturity) (d)	1,265	1,326
4.875% 6/15/20	2,175	2,253
5% 6/15/15	1,295	1,397
5.25% 6/15/13	1,575	1,741
New York State Envir. Facilities Corp. Rev. Series A, 5.25% 1/1/21 (FGIC Insured)	4,785	5,156
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	11,210
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1997 E, 6% 6/15/11 (MBIA Insured)	2,700	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.): - continued
Series 2002, 5.75% 6/15/11	$ 455	$ 537
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (d)	1,595	1,893
7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	33
Series D:
5% 6/15/11 (Escrowed to Maturity) (d)	3,645	3,997
5.125% 6/15/19 (Escrowed to Maturity) (d)	5,000	5,320
Series E:
6.25% 6/15/05	1,200	1,240
6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,274
Series A, 5.75% 6/15/09 (Escrowed to Maturity) (d)	3,530	4,122
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,249
Series D:
6.3% 5/15/05	365	387
6.3% 11/15/05	105	111
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 3/15/17 (MBIA Insured)	2,240	2,455
5.25% 3/15/18	2,290	2,498
5.25% 3/15/19	2,480	2,686
5.25% 9/15/20	2,685	2,889
5.25% 3/15/21	2,230	2,375
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,186
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	3,000	3,069
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	2,000	2,075
Series 69, 4.7% 4/1/24 (c)	1,235	1,239
5.5% 4/1/19 (AMBAC Insured) (c)	770	778
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,887
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	279
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,157
Series E, 5.25% 1/1/12	5,410	5,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	$ 5,175	$ 5,606
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,513
5.375% 4/1/17 (AMBAC Insured)	5,000	5,497
5.375% 4/1/18 (AMBAC Insured)	5,310	5,838
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,467
5.75% 4/1/15 (FGIC Insured)	4,000	4,616
New York State Thruway Auth. State Personal Income Tax Rev.:
(Trans. Proj.) Series A, 5% 3/15/11 (FSA Insured)	5,310	5,968
Series A:
5.5% 3/15/18	5,000	5,549
5.5% 3/15/19	5,460	6,036
5.5% 3/15/20	3,500	3,849
New York State Thruway Auth. Svc. Contract Rev.:
(Local Hwy. & Bridge Proj.) 5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (d)	735	845
5.5% 4/1/14	7,700	8,647
5.5% 4/1/15	6,200	6,916
5.5% 4/1/16	3,665	4,178
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (d)	8,335	9,669
5.625% 4/1/13 (Pre-Refunded to 4/1/09 @ 101) (d)	1,400	1,630
6% 4/1/11	1,605	1,816
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,541
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (Pre-Refunded to 1/1/11 @ 100) (d)	6,340	7,262
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,669
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,344
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,208
New York Transitional Fin. Auth. Rev.:
Series 2000 B, 6.125% 11/15/15 (Pre-Refunded to 5/15/10 @ 101) (d)	2,700	3,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	$ 9,385	$ 10,311
5.25% 2/1/19 (MBIA Insured)	8,075	8,776
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	8,047
Series 2004 C, 5.25% 2/1/14 (a)	6,000	6,774
Series A:
5.125% 8/15/21	8,140	8,553
5.25% 11/15/12 (FSA Insured)	1,500	1,673
5.5% 11/15/17 (FGIC Insured)	6,725	7,606
5.5% 11/15/20 (FGIC Insured)	9,000	10,050
5.75% 2/15/16	3,000	3,441
Series B:
5.125% 11/1/14	1,000	1,090
5.5% 2/1/08	2,435	2,733
5.5% 2/1/08 (Escrowed to Maturity) (d)	565	638
Series C, 5.5% 11/1/24	1,000	1,096
Series D, 5.25% 2/1/20 (MBIA Insured)	4,000	4,322
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,129
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,196
7.5% 3/1/10 (MBIA Insured)	1,155	1,451
7.5% 3/1/11 (MBIA Insured)	1,245	1,594
7.5% 3/1/16 (MBIA Insured)	1,060	1,432
7.5% 3/1/17 (MBIA Insured)	1,200	1,639
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	500	547
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,184
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,487
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,231
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,000	3,194
5.25% 6/1/22 (AMBAC Insured)	5,300	5,610
5.5% 6/1/16	14,500	15,543
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series B1:
5% 6/1/10	$ 1,685	$ 1,835
5% 6/1/11	1,375	1,503
Series C1, 5% 6/1/11	4,780	5,020
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,730
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	10,186
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	9,500	10,568
5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (d)	3,000	3,490
6% 1/1/11 (Escrowed to Maturity) (d)	500	596
Series B:
5.2% 1/1/22 (Pre-Refunded to 1/1/11 @ 100) (d)	9,870	11,275
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	4,000	4,426
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	2,015	2,274
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,156
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,915
6% 1/1/12 (Escrowed to Maturity) (d)	19,250	22,769
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5.125% 1/1/11 (Escrowed to Maturity) (d)	3,000	3,375
5.125% 1/1/12 (Escrowed to Maturity) (d)	1,000	1,121
5.25% 1/1/11 (Escrowed to Maturity) (d)	3,000	3,346
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,141
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,593
5% 12/15/12 (AMBAC Insured)	1,245	1,400
		1,366,573
New York & New Jersey - 5.0%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,159
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/06 (c)	1,530	1,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	$ 15,000	$ 16,859
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,396
124th Series:
5% 8/1/08 (c)	9,875	10,791
5% 8/1/13 (FGIC Insured) (c)	3,000	3,192
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,213
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,757
131st Series, 5% 12/15/11 (c)	6,000	6,567
		72,618
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,417
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (Cdc Ixis Finl. Guaranty Insured)	3,000	3,481
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	645	649
		8,547
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,361,471)	1,447,738
NET OTHER ASSETS - 0.7%	10,825
NET ASSETS - 100%	$ 1,458,563
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.292% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	May 2019	$ 15,000	$ 416
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.1%
Special Tax	17.8
Escrowed/Pre-Refunded	12.7
Water & Sewer	11.7
Transportation	9.6
Education	6.6
Health Care	5.3
Electric Utilities	5.4
Others* (individually less than 5%)	3.8
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $348,836,000 and $409,178,000, respectively.
Income Tax Information
The fund hereby designates approximately $33,917,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2004

Assets
Investment in securities, at value (cost $1,361,471) - See accompanying schedule		$ 1,447,738
Cash		5,966
Receivable for fund shares sold		1,291
Interest receivable		17,713
Unrealized gain on swap agreements		416
Prepaid expenses		8
Other affiliated receivables		1
Other receivables		4
Total assets		1,473,137

Liabilities
Payable for investments purchased Regular delivery	$ 4,136
Delayed delivery	6,792
Payable for fund shares redeemed	1,787
Distributions payable	1,217
Accrued management fee	459
Distribution fees payable	19
Other affiliated payables	113
Other payables and accrued expenses	51
Total liabilities		14,574

Net Assets		$ 1,458,563
Net Assets consist of:
Paid in capital		$ 1,365,080
Undistributed net investment income		1,113
Accumulated undistributed net realized gain (loss) on investments		5,687
Net unrealized appreciation (depreciation) on investments		86,683
Net Assets		$ 1,458,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,312 ÷ 401.1 shares)	$ 13.24

Maximum offering price per share (100/95.25 of $13.24)	$ 13.90
Class T: Net Asset Value and redemption price per share ($1,656 ÷ 125 shares)	$ 13.25

Maximum offering price per share (100/96.50 of $13.25)	$ 13.73
Class B: Net Asset Value and offering price per share ($10,205 ÷ 771 shares) A	$ 13.24

Class C: Net Asset Value and offering price per share ($12,936 ÷ 977 shares) A	$ 13.24

Spartan New York Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,428,293 ÷ 107,813 shares)	$ 13.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($160.6 ÷ 12.125 shares)	$ 13.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2004

Investment Income
Interest		$ 68,722

Expenses
Management fee	$ 5,680
Transfer agent fees	1,078
Distribution fees	191
Accounting fees and expenses	351
Non-interested trustees' compensation	9
Custodian fees and expenses	24
Registration fees	67
Audit	67
Legal	21
Miscellaneous	5
Total expenses before reductions	7,493
Expense reductions	(119)	7,374
Net investment income (loss)		61,348
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	32,434
Swap agreements	677
Total net realized gain (loss)		33,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,704)
Swap agreements	416
Total change in net unrealized appreciation (depreciation)		(2,288)
Net gain (loss)		30,823
Net increase (decrease) in net assets resulting from operations		$ 92,171

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2004	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,348	$ 62,576
Net realized gain (loss)	33,111	27,568
Change in net unrealized appreciation (depreciation)	(2,288)	25,814
Net increase (decrease) in net assets resulting from operations	92,171	115,958
Distributions to shareholders from net investment income	(61,256)	(62,168)
Distributions to shareholders from net realized gain	(31,189)	(19,025)
Total distributions	(92,445)	(81,193)
Share transactions - net increase (decrease)	(40,506)	132,250
Redemption fees	29	45
Total increase (decrease) in net assets	(40,751)	167,060

Net Assets
Beginning of period	1,499,314	1,332,254
End of period (including undistributed net investment income of $1,113 and undistributed net investment income of $1,153, respectively)	$ 1,458,563	$ 1,499,314

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.524	.277
Net realized and unrealized gain (loss)	.285	.194
Total from investment operations	.809	.471
Distributions from net investment income	(.523)	(.271)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.66% A
Expenses net of voluntary waivers, if any	.67%	.66% A
Expenses net of all reductions	.66%	.66% A
Net investment income (loss)	3.93%	4.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 3
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.509	.266
Net realized and unrealized gain (loss)	.296	.197
Total from investment operations	.805	.463
Distributions from net investment income	(.509)	(.263)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.25	$ 13.24
Total Return B, C, D	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.78%	.79% A
Expenses net of voluntary waivers, if any	.78%	.79% A
Expenses net of all reductions	.77%	.79% A
Net investment income (loss)	3.82%	4.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.423	.226
Net realized and unrealized gain (loss)	.286	.193
Total from investment operations	.709	.419
Distributions from net investment income	(.423)	(.219)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42%	1.41% A
Expenses net of voluntary waivers, if any	1.42%	1.41% A
Expenses net of all reductions	1.41%	1.40% A
Net investment income (loss)	3.18%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 5
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.410	.219
Net realized and unrealized gain (loss)	.286	.191
Total from investment operations	.696	.410
Distributions from net investment income	(.410)	(.210)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 13.24	$ 13.24
Total Return B, C, D	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51%	1.51% A
Expenses net of voluntary waivers, if any	1.51%	1.51% A
Expenses net of all reductions	1.51%	1.51% A
Net investment income (loss)	3.08%	3.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 6
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Spartan New York Municipal Income

Years ended January 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Income from Investment Operations
Net investment income (loss) B	.549	.574	.584 D	.614	.590
Net realized and unrealized gain (loss)	.295	.506	.117 D	1.030	(1.230)
Total from investment operations	.844	1.080	.701	1.644	(.640)
Distributions from net investment income	(.548)	(.570)	(.581)	(.604)	(.589)
Distributions from net realized gain	(.286)	(.170)	-	-	(.006)
Distributions in excess of net realized gain	-	-	-	-	(.015)
Total distributions	(.834)	(.740)	(.581)	(.604)	(.610)
Redemption fees added to paid in capital	- B, E	- B, E	- B, E	-	-
Net asset value, end of period	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Total Return A	6.52%	8.55%	5.60%	14.34%	(5.03)%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.48%	.47%	.44%	.42%	.49%
Net investment income (loss)	4.11%	4.36%	4.54% D	4.96%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,428	$ 1,483	$ 1,332	$ 1,198	$ 1,007
Portfolio turnover rate	24%	22%	12%	23%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.550	.286
Net realized and unrealized gain (loss)	.296	.195
Total from investment operations	.846	.481
Distributions from net investment income	(.550)	(.281)
Distributions from net realized gain	(.286)	(.170)
Total distributions	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 13.25	$ 13.24
Total Return B, C	6.53%	3.67%
Ratios to Average Net AssetsF
Expenses before expense reductions	.47%	.53% A
Expenses net of voluntary waivers, if any	.47%	.53% A
Expenses net of all reductions	.47%	.53% A
Net investment income (loss)	4.12%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 161	$ 104
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 87,415	|
Unrealized depreciation	(691)
Net unrealized appreciation (depreciation)	86,724
Undistributed ordinary income	4,998
Undistributed long-term capital gain	3,058

Cost for federal income tax purposes	$ 1,361,014

The tax character of distributions paid was as follows:

	January 31, 2004	January 31, 2003
Tax-exempt Income	$ 61,256	$ 62,168
Long-term Capital Gains	31,189	19,025
Total	$ 92,445	$ 81,193

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6	$ -
Class T	0%	.25%	4	1
Class B	.65%	.25%	82	59
Class C	.75%	.25%	99	88
			$ 191	$ 148

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	2
Class B*	26
Class C*	4
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 4.10
Class T	2.11
Class B	9.10
Class C	10.10
Spartan New York Municipal Income	1,052.07
Institutional Class	1.06
	$ 1,078

Citibank also has a sub-arrangement with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan New York Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $24 and $52, respectively

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended January 31,
	2004	2003A
From net investment income
Class A	$ 144	$ 41
Class T	54	13
Class B	287	52
Class C	307	50
Spartan New York Municipal Income	60,459	62,009
Institutional Class	5	3
Total	$ 61,256	$ 62,168
From net realized gain
Class A	$ 105	$ 38
Class T	33	13
Class B	209	58
Class C	253	59
Spartan New York Municipal Income	30,586	18,856
Institutional Class	3	1
Total	$ 31,189	$ 19,025

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended January 31,		Years ended January 31,
	2004	2003 A	2004	2003 A
Class A
Shares sold	294	272	$ 3,914	$ 3,649
Reinvestment of distributions	14	5	185	62
Shares redeemed	(131)	(53)	(1,742)	(708)
Net increase (decrease)	177	224	$ 2,357	$ 3,003
Class T
Shares sold	55	92	$ 727	$ 1,229
Reinvestment of distributions	5	2	64	18
Shares redeemed	(28)	(1)	(370)	(8)
Net increase (decrease)	32	93	$ 421	$ 1,239
Class B
Shares sold	446	429	$ 5,969	$ 5,748
Reinvestment of distributions	28	6	378	79
Shares redeemed	(116)	(22)	(1,549)	(297)
Net increase (decrease)	358	413	$ 4,798	$ 5,530
Class C
Shares sold	674	493	$ 8,994	$ 6,606
Reinvestment of distributions	29	4	382	58
Shares redeemed	(188)	(35)	(2,482)	(470)
Net increase (decrease)	515	462	$ 6,894	$ 6,194
Spartan New York Municipal Income
Shares sold	16,723	30,008	$ 223,636	$ 395,193
Reinvestment of distributions	5,234	4,696	69,670	61,960
Shares redeemed	(26,152)	(25,952)	(348,340)	(340,972)
Net increase (decrease)	(4,195)	8,752	$ (55,034)	$ 116,181
Institutional Class
Shares sold	6	34	$ 80	$ 465
Reinvestment of distributions	1	1	7	3
Shares redeemed	(3)	(27)	(29)	(365)
Net increase (decrease)	4	8	$ 58	$ 103

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Spartan New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Spartan New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the portfolio of investments, as of January 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan New York Municipal Income Fund as of January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 12, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan New York Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity New York Municipal Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of Spartan New York Municipal Income. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan New York Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan New York Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan New York Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan New York Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan New York Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Spartan New York Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan New York Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Spartan New York Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan New York Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan New York Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan New York Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan New York Municipal Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Spartan New York Municipal Income	03/08/04	03/05/04	$.028

During fiscal year ended 2004, 100% of the fund's income dividends was free from federal income tax, and 5.56% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NFY-UANN-0304
1.789711.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, January 31, 2004, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Spartan New York Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Spartan New York Municipal Income Fund	$42,000	$25,000
All funds in the Fidelity Group of Funds audited by Deloitte	$4,100,000	$2,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit-Related Fees billed by Deloitte for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Spartan New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Tax Fees billed by Deloitte for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A, B	2003A, B
Spartan New York Municipal Income Fund	$3,500	$3,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Tax Fees billed by Deloitte that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Other Fees billed by Deloitte for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A, B	2003A, B
Spartan New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate Other Fees billed by Deloitte that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte	$290,000	$640,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2004 and January 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) According to Deloitte for the fiscal year ended January 31, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte is as follows:

Fund	2004
Spartan New York Municipal Income Fund	0%

(g) For the fiscal years ended January 31, 2004 and January 31, 2003, the aggregate fees billed by Deloitte of $1,450,000A,B and $1,750,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$300,000	$650,000
Non-Covered Services	$1,150,000	$1,100,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte to Fund Service Providers to be compatible with maintaining the independence of Deloitte in its audit of the fund, taking into account representations from Deloitte, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 25, 2004